Intangible Assets - Amortization Expense (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
INTANGIBLE ASSETS [Abstract]
Favorable lease terms charter-out	$ (5,275)	$ (4,405)	$ (8,446)	$ (8,519)
Total	$ (5,275)	$ (4,405)	$ (8,446)	$ (8,519)	$ (15,861)